Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VARIABLE INSURANCE FUNDS
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Variable Insurance Funds — Conservative Allocation PortfolioVanguard Variable Insurance Funds — Moderate Allocation PortfolioSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by Vanguard Variable Insurance Funds’ Board of Trustees, Vanguard Variable Insurance Funds — Conservative Allocation Portfolio and Vanguard Variable Insurance Funds — Moderate Allocation Portfolio (each, a Portfolio) have reduced their expense ratios. Effective February 3, 2025, the Annual Portfolio Operating Expenses table and the hypothetical expenses example for each Portfolio are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Conservative Allocation PortfolioAnnual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.12Total Annual Portfolio Operating Expenses0.121The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$12$39$68$154Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds – Moderate Allocation PortfolioAnnual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.12Total Annual Portfolio Operating Expenses0.121The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$12$39$68$154© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 710A 022025Vanguard Variable Insurance Funds — Total International Stock Market Index PortfolioSupplement to the Prospectus and Summary Prospectus Dated April 26, 2024As approved by Vanguard Variable Insurance Funds’ Board of Trustees, Vanguard Variable Insurance Funds — Total International Stock Market Index Portfolio (the Portfolio) has reduced its expense ratio. Effective February 3, 2025, the Annual Portfolio Operating Expenses table and the hypothetical expenses example for the Portfolio are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Total International Stock Market Index PortfolioAnnual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.08Total Annual Portfolio Operating Expenses0.081The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 802A 022025
VVIF | Conservative Allocation Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Variable Insurance Funds — Conservative Allocation PortfolioVanguard Variable Insurance Funds — Moderate Allocation PortfolioSupplement to the Prospectus and Summary Prospectuses Dated April 26, 2024As approved by Vanguard Variable Insurance Funds’ Board of Trustees, Vanguard Variable Insurance Funds — Conservative Allocation Portfolio and Vanguard Variable Insurance Funds — Moderate Allocation Portfolio (each, a Portfolio) have reduced their expense ratios. Effective February 3, 2025, the Annual Portfolio Operating Expenses table and the hypothetical expenses example for each Portfolio are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Conservative Allocation PortfolioAnnual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.12Total Annual Portfolio Operating Expenses0.121The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$12$39$68$154
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Conservative Allocation PortfolioAnnual Portfolio Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
VVIF | Conservative Allocation Portfolio | Conservative Allocation Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
VVIF | Moderate Allocation Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds – Moderate Allocation PortfolioAnnual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.12Total Annual Portfolio Operating Expenses0.121The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$12$39$68$154© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 710A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds – Moderate Allocation PortfolioAnnual Portfolio Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
VVIF | Moderate Allocation Portfolio | Moderate Allocation Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.12%	[2]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
Total International Stock Market Index Portfolio | Total International Stock Market Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Variable Insurance Funds — Total International Stock Market Index PortfolioSupplement to the Prospectus and Summary Prospectus Dated April 26, 2024As approved by Vanguard Variable Insurance Funds’ Board of Trustees, Vanguard Variable Insurance Funds — Total International Stock Market Index Portfolio (the Portfolio) has reduced its expense ratio. Effective February 3, 2025, the Annual Portfolio Operating Expenses table and the hypothetical expenses example for the Portfolio are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Total International Stock Market Index PortfolioAnnual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0012b-1 Distribution FeeNoneOther Expenses0.00Acquired Fund Fees and Expenses0.08Total Annual Portfolio Operating Expenses0.081The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.ExampleThe following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$8$26$45$103© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 802A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Funds — Total International Stock Market Index PortfolioAnnual Portfolio Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses (of the Portfolio and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Total International Stock Market Index Portfolio | Total International Stock Market Index Portfolio | Total International Stock Market Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.08%	[3]
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	26
5 Years	rr_ExpenseExampleYear05	45
10 Years	rr_ExpenseExampleYear10	$ 103

[1]	The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.
[2]	The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.
[3]	The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Portfolio currently invests.